UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22543)

KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Credit Advisors (US) LLC 555 California Street, 50th Floor San Francisco, California		94104
(Address of principal executive offices)		(Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2018

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments.

Income Opportunities Fund	January 31, 2018
(Unaudited)

Schedule of Investments

	Par†	Value
LEVERAGED LOANS - 70.2%
Building Products - 1.1%
SRS Distribution, Inc., TL 2L 06/16
10.319% (1 Month US LIBOR + 8.750%), 02/24/2023 (a)	3,943,740	$4,071,912

Chemicals - 1.2%
Emerald Performance Materials LLC, TL 2L 07/14
9.323% (1 Month US LIBOR + 7.750%), 08/01/2022 (a)	1,401,160	1,404,228
New Arclin US Holding Corp., TL 2L 02/17
10.443% (3 Month US LIBOR + 8.750%), 02/14/2025 (a)	415,240	420,950
Vantage Specialty Chemicals, Inc., TL 2L 10/17
10.022% (3 Month US LIBOR + 8.250%), 10/26/2025 (a)	2,397,730	2,415,713
		4,240,891
Commercial Services & Supplies - 9.4%
Acosta Holdco., Inc., TL 1L B 04/15
4.823% (1 Month US LIBOR + 3.250%), 09/26/2021 (a)	10,706,044	9,358,902
Advantage Sales & Marketing, Inc., TL 1L B 06/14
5.017% (3 Month US LIBOR + 3.250%), 07/23/2021 (a) (b) (c)	7,767,264	7,690,563
Koosharem LLC, TL 1L 05/14
8.193% (3 Month US LIBOR + 6.500%), 05/15/2020 (a)	11,228,344	11,097,309
Monitronics International, Inc., TL 1L 03/12
7.193% (3 Month US LIBOR + 5.500%), 09/30/2022 (a)	5,193,854	5,212,033
		33,358,807
Distributors - 2.3%
Distribution International, Inc., TL 1L 12/14
6.700% (3 Month US LIBOR + 5.000%), 12/15/2021 (a)	9,715,369	8,330,929

Diversified Financial Services - 0.2%
SquareTwo Financial Corp., TL 1.5L 05/16
PIK Rate: 13.052%; Cash Rate: 0.000%
05/24/2019 (a) (b) (c) (d) (e) (f) (g)	6,133,156	567,194

Diversified Telecommunicaiton Services - 0.9%
Onvoy LLC, TL 1L 01/17
6.193% (3 Month US LIBOR + 4.500%), 02/10/2024 (a)	3,520,423	3,168,381

Electronic Equipment, Instruments & Components - 1.7%
Excelitas Technologies Corp., TL 2L 10/17
9.161% (6 Month US LIBOR + 7.500%), 11/15/2025 (a)	5,986,920	6,076,724

Energy Equipment & Services - 0.3%
Proserv Acquisition LLC, TL 1L B1 12/14 (US Tranche)
7.068% (3 Month US LIBOR + 5.375%), 12/22/2021 (a) (b) (c) (g) (h)	1,157,735	590,005
Proserv Acquisition LLC, TL 1L B2 12/14 (UK Tranche)
7.068% (3 Month US LIBOR + 5.375%), 12/22/2021 (a) (b) (c) (g) (h)	679,540	346,308
		936,313
Food & Staples Retailing - 2.3%
BJ’s Wholesale Club, Inc., TL 2L 01/17
8.953% (3 Month US LIBOR + 7.500%), 02/03/2025 (a)	6,485,550	6,526,117
Grocery Outlet, Inc., TL 2L 09/14
9.943% (3 Month US LIBOR + 8.250%), 10/21/2022 (a)	1,647,651	1,656,573
		8,182,690

	Par†		Value
LEVERAGED LOANS - 70.2% (continued)
Food Products - 1.1%
CSM Bakery Products, TL 2L 07/13
9.450% (3 Month US LIBOR + 7.750%), 07/05/2021 (a)	991,568		$979,173
CTI Foods Holding Co. LLC, TL 2L 06/13
8.820% (1 Month US LIBOR + 7.250%), 06/28/2021 (a)	3,800,000		2,932,327
			3,911,500
Health Care Equipment & Supplies - 0.7%
DeVilbiss Healthcare LLC, TL 1L B 11/16
7.193% (3 Month US LIBOR + 5.500%), 01/03/2023 (a)	2,505,389		2,358,724

Health Care Providers & Services - 7.3%
Amedes Holding AG, TL 1L B 8/15 EUR
4.750% (3 Month EURIBOR + 4.750%), 08/19/2022 (a) (h)	EUR	3,131,470	3,803,552
Genoa (QoL), TL 2L 10/16
9.573% (1 Month US LIBOR + 8.000%), 10/28/2024 (a)	5,063,890		5,152,508
Press Ganey Holdings, Inc., TL 2L 09/16
8.073% (1 Month US LIBOR + 6.500%), 10/21/2024 (a)	4,560,370		4,645,877
Quorum Health Corp., TL 1L 04/16
8.323% (1 Month US LIBOR + 6.750%), 04/29/2022 (a)	8,462,003		8,655,064
Team Health, Inc., TL 1L 01/17
4.323% (1 Month US LIBOR + 2.750%), 02/06/2024 (a)	3,980,340		3,915,659
			26,172,660
Health Care Technology - 0.9%
ABILITY Network, Inc., TL 2L 11/17
9.309% (1 Month US LIBOR + 7.750%), 12/12/2025 (a)	3,225,530		3,248,383

Hotels, Restaurants & Leisure - 1.7%
SMG/PA, TL 2L 12/17
8.644% (3 Month US LIBOR + 7.000%), 01/23/2026 (a)	480,720		494,139
The Bay Club Co., TL 1L 08/16
8.080% (1 Month US LIBOR + 6.500%), 08/31/2022 (a)	5,392,067		5,478,016
			5,972,155
IT Services - 1.9%
NeuStar, Inc., TL 2L 02/17
9.397% (3 Month US LIBOR + 8.000%), 08/08/2025 (a)	2,380,090		2,393,478
Sutherland Global Services, Inc., TL 1L 10/14 _US Borrower
7.068% (3 Month US LIBOR + 5.375%), 04/23/2021 (a)	3,880,676		3,696,344
Sutherland Global Services, Inc., TL 1L 10/14_Cayman Borrower
7.068% (3 Month US LIBOR + 5.375%), 04/23/2021 (a)	903,334		860,425
			6,950,247
Life Sciences Tools & Services - 0.3%
Albany Molecular Research, Inc., TL 2L 07/17
8.573% (1 Month US LIBOR + 7.000%), 08/28/2025 (a)	910,270		914,821

Machinery - 8.4%
Accuride Corp., TL 1L B 10/17
6.943% (3 Month US LIBOR + 5.250%), 11/17/2023 (a)	4,601,308		4,687,582
BakerCorp International, Inc., TL 1L B 06/11
4.772% (3 Month US LIBOR + 3.000%), 02/07/2020 (a)	6,469,515		6,453,342

	Par†	Value
LEVERAGED LOANS - 70.2% (continued)
Machinery - 8.4% (continued)
Utility One Source LP, TL 1L 03/17
7.073% (1 Month US LIBOR + 5.500%), 04/18/2023 (a)	6,440,904	$6,609,977
WireCo WorldGroup, Inc., TL 1L 07/16
6.979% (3 Month US LIBOR + 5.500%), 09/29/2023 (a) (h)	7,312,131	7,379,804
WireCo WorldGroup, Inc., TL 2L 07/16
10.479% (3 Month US LIBOR + 9.000%), 09/30/2024 (a) (h)	4,543,961	4,634,840
		29,765,545
Media - 2.1%
Intelsat Jackson Holdings SA, TL 1L B4 12/17
6.195% (1 Month US LIBOR + 4.500%), 01/02/2024 (a) (h)	2,389,980	2,426,128
Intelsat Jackson Holdings SA, TL 1L B5 12/17
6.625%, 01/02/2024 (b) (h)	4,376,850	4,412,412
NEP Broadcasting LLC, TL 2L 06/17
8.554% (1 Month US LIBOR + 7.000%), 01/23/2023 (a)	591,910	596,719
		7,435,259
Metals & Mining - 6.6%
Foresight Energy LLC, TL 1L B 03/17
7.443% (3 Month US LIBOR + 5.750%), 03/28/2022 (a)	4,921,513	4,774,483
Sequa Corp., TL 1L 04/17
6.549% (3 Month US LIBOR + 5.000%), 11/28/2021 (a)	5,782,459	5,876,424
Sequa Corp., TL 2L 04/17
10.752% (3 Month US LIBOR + 9.000%), 04/28/2022 (a)	12,732,858	13,014,064
		23,664,971
Multiline Retail - 1.9%
Belk, Inc., TL 1L B 08/15
6.458% (3 Month US LIBOR + 4.750%), 12/12/2022 (a)	7,835,470	6,773,333

Professional Services - 1.5%
SIRVA Worldwide, Inc., TL 1L 10/16
8.017% (3 Month US LIBOR + 6.500%), 11/22/2022 (a)	5,280,174	5,365,977

Road & Rail - 1.4%
Transplace, TL 2L 09/17
10.305% (1 Month US LIBOR + 8.750%), 10/06/2025 (a)	4,998,990	5,048,980

Software - 8.8%
Applied Systems, Inc., TL 2L 09/17
8.693% (3 Month US LIBOR + 7.000%), 09/19/2025 (a)	6,013,300	6,242,587
iParadigms Holdings LLC, TL 2L 07/14
8.943% (3 Month US LIBOR + 7.250%), 07/29/2022 (a)	5,133,360	5,043,527
Misys Ltd., TL 2L 04/17
8.729% (3 Month US LIBOR + 7.250%), 06/13/2025 (a)	9,697,362	9,791,911
P2 Energy Solutions, Inc., TL 1L 10/13
5.400% (3 Month US LIBOR + 4.000%), 10/30/2020 (a)	10,249,381	10,099,894
		31,177,919
Specialty Retail - 2.9%
Charlotte Russe, Inc., TL 1L Add On 02/14
6.890% (3 Month US LIBOR + 5.500%), 05/22/2019 (a) (b) (c) (e) (f)	390,875	158,062
Charlotte Russe, Inc., TL 1L B 04/13
6.890% (3 Month US LIBOR + 5.500%), 05/22/2019 (a) (b) (c) (e) (f)	3,257,882	1,317,422

	Par†	Value
LEVERAGED LOANS - 70.2% (continued)
Specialty Retail - 2.9% (continued)
David’s Bridal, Inc., TL 1L B 10/12
5.700% (3 Month US LIBOR + 4.000%), 10/11/2019 (a)	1,620,077	$1,439,171
Jo-Ann Stores, Inc., TL 1L 09/16
6.551% (6 Month US LIBOR + 5.000%), 10/20/2023 (a)	1,367,861	1,364,442
Savers, Inc., TL 1L C 07/12
5.494% (3 Month US LIBOR + 3.750%), 07/09/2019 (a) (b) (c)	6,471,439	6,234,164
		10,513,261
Textiles, Apparel & Luxury Goods - 0.6%
Nine West Holdings, TL 1L B 03/14
5.454% (3 Month US LIBOR + 3.750%), 10/08/2019 (a) (b) (c)	2,193,290	2,094,592

Trading Companies & Distributors - 1.6%
FleetPride Corporation, TL 1L 11/12
5.693% (3 Month US LIBOR + 4.000%), 11/19/2019 (a)	1,516,224	1,518,127
FleetPride Corporation, TL 2L 11/12
9.693% (3 Month US LIBOR + 8.000%), 05/19/2020 (a)	4,130,137	4,083,672
		5,601,799
Transportation Infrastructure - 1.1%
Commercial Barge Lines Co., TL 1L B 11/15
10.323% (1 Month US LIBOR + 8.750%), 11/12/2020 (a)	2,776,340	1,674,050
Direct ChassisLink, Inc., TL 2L 11/17
7.573% (1 Month US LIBOR + 6.000%), 06/15/2023 (a)	2,347,058	2,411,602
		4,085,652

TOTAL LEVERAGED LOANS (amortized cost $254,804,690)		249,989,619

HIGH YIELD SECURITIES - 63.0%
Aerospace & Defense - 1.8%
Pattonair Holdings Ltd.
9.000%, 11/01/2022 (h) (i)	2,747,000	2,898,085
Triumph Group, Inc.
7.750%, 08/15/2025	3,377,000	3,579,620
		6,477,705
Chemicals - 0.3%
Cornerstone Chemical Co.
6.750%, 08/15/2024 (i)	1,042,000	1,044,605

Commercial Services & Supplies - 0.8%
Vivint, Inc.
7.625%, 09/01/2023	2,506,000	2,693,950

Communications Equipment - 2.7%
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/2024 (i)	8,774,000	9,695,270

Construction & Engineering - 2.8%
Maxim Crane Works LP / Maxim Finance Corp.
10.125%, 08/01/2024 (i)	8,824,000	9,971,120

	Par†	Value
HIGH YIELD SECURITIES - 63.0% (continued)
Construction Materials - 4.4%
Cemex Materials LLC
7.700%, 07/21/2025 (i)	13,776,000	$15,635,760

Containers & Packaging - 0.6%
Reynolds Group Holdings, Inc.
7.950%, 12/15/2025	2,002,000	2,269,768

Electronic Equipment, Instruments & Components - 7.7%
Artesyn Technologies, Inc.
9.750%, 10/15/2020 (i)	9,594,000	9,426,105
Vertiv Group Corp.
9.250%, 10/15/2024 (i)	16,541,000	17,854,025
		27,280,130
Health Care Equipment & Supplies - 4.3%
DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (i)	15,855,000	15,300,075

Health Care Providers & Services - 6.9%
Envision Healthcare Holdings
5.125%, 07/01/2022 (i)	7,545,000	7,488,412
Quorum Health Corp.
11.625%, 04/15/2023	121,000	125,084
Surgery Partners Holdings LLC
8.875%, 04/15/2021 (i)	8,070,000	8,423,062
6.750%, 07/01/2025 (i)	2,841,000	2,738,014
Team Health, Inc.
6.375%, 02/01/2025 (i)	5,682,000	5,298,465
Tenet Healthcare Corp.
7.000%, 08/01/2025 (i)	538,000	525,895
		24,598,932
Health Care Technology - 0.2%
Change Healthcare Holdings LLC
5.750%, 03/01/2025 (i)	649,000	660,357

Hotels, Restaurants & Leisure - 3.4%
ClubCorp Club Operations, Inc.
8.500%, 09/15/2025 (i)	12,520,000	12,207,000

Life Sciences Tools & Services - 4.6%
Avantor, Inc.
6.000%, 10/01/2024 (i)	14,962,594	15,093,517
PAREXEL International Corp.
6.375%, 09/01/2025 (i)	1,370,000	1,387,125
		16,480,642
Machinery - 1.8%
Cleaver Brooks, Inc.
7.875%, 03/01/2023 (i)	6,132,000	6,438,600

Media - 2.3%
Clear Channel International BV
8.750%, 12/15/2020 (i)	3,651,000	3,828,986

	Par†		Value
HIGH YIELD SECURITIES - 63.0% (continued)
Media - 2.3% (continued)
Intelsat Jackson Holdings SA
7.250%, 10/15/2020 (h)	4,947,000		$4,334,809
			8,163,795
Metals & Mining - 1.6%
Allegheny Technologies, Inc.
7.875%, 08/15/2023	5,283,000		5,808,500

Multiline Retail - 2.3%
J.C. Penney Corp., Inc.
8.125%, 10/01/2019	734,000		767,030
5.650%, 06/01/2020	7,406,000		7,285,652
			8,052,682
Oil, Gas & Consumable Fuel - 0.6%
Sunoco LP
4.875%, 01/15/2023 (i)	1,060,000		1,079,631
5.500%, 02/15/2026 (i)	733,000		748,356
5.875%, 03/15/2028 (i)	459,000		468,754
			2,296,741
Pharmaceuticals - 1.1%
Nidda Healthcare Holding AG
5.000%, 09/30/2025 (h) (i)	EUR	3,214,000	3,972,676

Road & Rail - 4.3%
The Kenan Advantage Group, Inc.
7.875%, 07/31/2023 (i)	14,664,000		15,213,900

Software - 4.5%
CDK Global, Inc.
4.875%, 06/01/2027 (b) (i)	4,302,000		4,308,883
Datatel, Inc.
9.000%, 09/30/2023 (i)	6,727,000		7,197,890
TIBCO Software, Inc.
11.375%, 12/01/2021 (i)	4,020,000		4,376,976
			15,883,749
Specialty Retail - 1.9%
Guitar Center, Inc.
6.500%, 04/15/2019 (i)	6,858,000		6,686,550

Transportation Infrastructure - 1.2%
Direct ChassisLink, Inc.
10.000%, 06/15/2023 (i)	3,870,000		4,257,000

Wireless Telecommunication Services - 0.9%
Sprint Corp.
7.875%, 09/15/2023	2,274,000		2,401,913
6.875%, 11/15/2028	732,000		756,705
			3,158,618

TOTAL HIGH YIELD SECURITIES (amortized cost $216,663,132)			224,248,125

	Shares		Value
COMMON STOCKS - 6.3%
Health Care Providers & Services - 4.1%
Amedisys, Inc. (b) (c) (e)	271,040		$14,533,165

Hotels, Restaurants & Leisure - 2.0%
VICI Properties, Inc.	323,360		7,113,920

Household Durables - 0.0%
Algeco Scotsman Global Sarl Common Stock B (b) (c) (e) (g) (h)	3		62,340

Insurance - 0.2%
Towergate SUN NewCo Common Shares A (b) (c) (e) (g) (h)	GBP	8,597	—
Towergate TopCo Common (b) (c) (e) (g) (h)	GBP	540,649	832,122
			832,122
TOTAL COMMON STOCKS (cost $10,687,365)			22,541,547

PREFERRED STOCKS - 1.4%
Diversified Financial Services - 0.0%
SquareTwo Financial Corp.
N/A (b) (c) (e) (g)	14,720		—

Insurance - 1.4%
Towergate SUN NewCo Preference B
N/A (b) (c) (e) (g) (h)	GBP	3,194,971	4,917,434

TOTAL PREFERRED STOCKS (cost $10,420,281)			4,917,434

TOTAL INVESTMENTS (amortized cost $492,575,468) (j) - 140.9%			501,696,725
LIABILITIES EXCEEDING OTHER ASSETS, NET - (40.9)%			(145,610,979)
NET ASSETS - 100.0%			$356,085,746

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro.
GBP	Great British Pound.
TL	Term Loan.
(a)	Variable rate security, the coupon rate shown is the effective rate as of January 31, 2018.
(b)

Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of January 31, 2018 was $39,343,371 and represented 11.0% of net assets.

(c)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of January 31, 2018 was $39,343,371 and represented 11.0% of net assets.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)	Non-income producing security.
(f)	Defaulted security.
(g)	Fair valued security. Value determined using significant unobservable inputs.
(h)	Non-U.S. security.
(i)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. The total value of these securities as of January 31, 2018 was $194,225,094, which represent 54.5% of net assets.

(j)	All investments are held as collateral for the Fund’s credit facility.

The following are the details of the restricted securities held by the Fund:

Issuer(1)	Par/Shares	Acquisition date(s)	Amortized Cost	Value	% of Net Assets
Advantage Sales & Marketing, Inc., TL 1L B 06/14	7,767,264	07/12/2017-12/12/2017	$7,578,232	$7,690,563	2.2%
Algeco Scotsman Global Sarl, Common Stock B	3	6/23/2017	29,857	62,340	0.0%
Amedisys, Inc., Common Stock	271,040	08/05/2013-08/08/2013	3,799,456	14,533,165	4.1%
Charlotte Russe, Inc., TL 1L Add On 02/14	390,875	06/14/2016	235,803	158,062	0.0%
Charlotte Russe, Inc., TL 1L B 04/13	3,257,882	06/14/2016	1,965,382	1,317,422	0.4%
Nine West Holdings, TL 1L B 03/14	2,193,290	07/25/2017-01/24/2018	1,981,086	2,094,592	0.6%
Proserv Acquisition LLC, TL 1L B1 12/14 (US Tranche)	1,157,735	02/24/2015-09/14/2015	990,013	590,005	0.2%
Proserv Acquisition LLC, TL 1L B2 12/14 (UK Tranche)	679,540	02/24/2015-09/14/2015	581,146	346,308	0.1%
Savers, Inc., TL 1L C 07/12	6,471,439	12/02/2015-07/13/2017	6,091,901	6,234,164	1.8%
SquareTwo Financial Corp., TL 1.5L 05/16	6,133,156	05/24/2016-02/27/2017	5,810,552	567,194	0.2%
Towergate SUN NewCo Common Shares A	8,597	04/02/2015	15	—	—%
Towergate SUN NewCo Preference B	3,194,971	04/02/2015	4,736,870	4,917,434	1.4%
Towergate TopCo Common	540,649	04/02/2015	815,841	832,122	0.2%

(1) Refer to the Schedule of Investments for more details on securities listed.

The following table represents the Fund’s investments categorized by country of risk as of January 31, 2018:

Country:	% of Net Assets
United States	129.5%
Cayman Islands	3.4%
Luxembourg	3.1%
United Kingdom	2.7%
Germany	2.2%
140.9%
Liabilities Exceeding Other Assets, Net	(40.9)%
100.0%

The following table presents information about the Fund’s assets measured on a recurring basis as of January 31, 2018, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

	Level 1	Level 2	Level 3	Total
Investments in securities
High Yield securities	$—	$224,248,125	$—	$224,248,125
Leveraged loans	—	248,486,112	1,503,507	249,989,619
Common stocks	21,647,085	—	894,462	22,541,547
Preferred stocks	—	—	4,917,434	4,917,434
Cash equivalents	9,919,763	—	—	9,919,763
Total investments in securities and cash equivalents	$31,566,848	$472,734,237	$7,315,403	$511,616,488

The following is a reconciliation of the investments in which significant unobservable inputs (level 3) were used in determining value.

	Leveraged Loans	Common Stocks	Preferred Stocks
Balance at October 31, 2017	$1,540,274	$875,730	$4,828,971
Purchases	—	—	—
Sales and Paydowns	(4,735)	—	—
Transfer in and/or out of Level 3(1)	—	—	—
Settlements	12,708	—	—
Net change in appreciation/(depreciation)	(45,435)	18,732	88,463
Net realized gain/(loss)	695	—	—
Balance as of January 31, 2018	$1,503,507	$894,462	$4,917,434

Net change in appreciation/(depreciation) on investments held at January 31, 2018	$(45,435)	$18,732	$88,463

(1) The Fund’s policy is to recognize transfers into and out of Level 3 at the beginning of each period.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2018:

Financial Asset	Fair Value	Valuation Technique(1)	Unobservable Inputs(2)	Range (Weighted Average)(3)
Leveraged Loans(4)	$1,503,507	Liquidation Analysis	EBITDA Multiple	10.4x (10.4x)
Common Stocks	$894,462	Market Comparables	LTM EBITDA Multiple	3.0x-9.3x (3.4x)
			Fwd EBITDA Multiple	8.8x (8.8x)
			Illiquidity Discount	10%-15% (10%)
Preferred Stocks	$4,917,434	Market Comparables	LTM EBITDA Multiple	3.0x (3.0x)
			Illiquidity Discount	5%-10% (10%)

(1)    For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100% weighting to a single methodology.

(2)   The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments; market valuations of comparable companies; and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurements.

(3)    Weighted average amounts are based on the estimated fair values.

(4)    Of the total, $567,194 was valued based on the present value of the escrow account used to repay the term loan.

Item 2. Controls and Procedures.

(a)          The registrant’s President and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KKR Income Opportunities Fund

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	3/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	3/26/18

By (Signature and Title)	/s/ Thomas Murphy
Thomas Murphy, Treasurer, Chief Accounting Officer, and Chief Financial Officer

Date	3/26/18